ACQUIRED INTANGIBLE ASSETS, NET (Details 1) ¥ in Thousands	Sep. 30, 2016 CNY (¥)
2017	¥ 5,629
2018	5,312
2019	3,608
2020	2,179
2021	1,980
Total	¥ 18,708